Quarterly Results (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results (unaudited)
Quarterly Results (unaudited)

17.  Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2011	2010	2011	2010	2011	2010	2011	2010
Revenues	$1,125	$945	$1,141	$750	$1,279	$1,046	$1,114	$1,089
Net income (loss)	91	(18)	135	(135)	160	58	83	55